Segmental analysis - Assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Segmental analysis
Assets	£ 806,478	£ 781,992
Liabilities	767,851	740,189
Retail Banking
Segmental analysis
Assets	216,174	209,973
Liabilities	194,182	192,715
Ulster Bank RoI
Segmental analysis
Assets	21,679	22,833
Liabilities	16,197	19,021
Private Banking
Segmental analysis
Assets	30,045	29,854
Liabilities	41,720	39,388
Commercial Banking
Segmental analysis
Assets	451,530	425,718
Liabilities	441,393	411,757
Central Items and other
Segmental analysis
Assets	87,050	93,614
Liabilities	74,359	77,308
Total excluding Ulster Bank RoI
Segmental analysis
Assets	784,799	759,159
Liabilities	£ 751,654	£ 721,168